Schedule of Investments (unaudited) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 0.2%

Chemicals — 0.1%
Geo Specialty Chemicals, Inc.(a)	494,718	$494,710

Diversified Financial Services — 0.1%
Kcad Holdings I Ltd.(a)(b)	1,075,282,733	731,192

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)	10,718	64

Media — 0.0%
Adelphia Communications Corp., Class A(a)(b)(c)	400,000	4
Adelphia Recovery Trust(b)	396,568	198

		202

Metals & Mining — 0.0%
Ameriforge Group, Inc.	1,664	89,856
Preferred Proppants LLC(a)	14,576	32,796

		122,652

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)	1,707	12,786

Software — 0.0%
Avaya Holdings Corp.(b)	40	511

Total Common Stocks — 0.2% (Cost — $12,992,288)		1,362,117

	Par (000)

Corporate Bonds — 20.8%

Aerospace & Defense — 1.5%
Arconic, Inc., 5.13%, 10/01/24	USD 441	480,712
Bombardier, Inc.(d):
6.13%, 01/15/23	664	673,236
7.50%, 12/01/24	58	59,595
7.50%, 03/15/25	31	31,388
7.88%, 04/15/27	6	6,036
Signature Aviation US Holdings, Inc.(d):
5.38%, 05/01/26	42	44,162
4.00%, 03/01/28	292	293,913
TransDigm UK Holdings PLC, 6.88%, 05/15/26	493	521,347
TransDigm, Inc.(d):
6.25%, 03/15/26	4,263	4,577,396
5.50%, 11/15/27	419	419,000
Triumph Group, Inc., 6.25%, 09/15/24(d)	260	273,000

Security	Par (000)	Value

Aerospace & Defense (continued)
Wolverine Escrow LLC, 9.00%, 11/15/26(d)	USD 1,790	$1,808,079

		9,187,864

Airlines — 0.1%
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21	393	409,620

Auto Components — 0.3%
Allison Transmission, Inc., 5.88%, 06/01/29(d)	315	339,806
GKN Holdings Ltd., 4.63%, 05/12/32	GBP 100	132,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75%, 09/15/24(d)	USD 60	61,200
6.38%, 12/15/25	308	325,710
6.25%, 05/15/26	336	357,420
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(e)	EUR 100	114,311
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(a)(b)(c)	USD 5,125	1
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26	EUR 134	153,547
6.25%, 05/15/26(d)	USD 122	129,702
Tesla, Inc., 5.30%, 08/15/25(d)	168	161,070
Venture Holdings Co. LLC, 12.00%, 07/01/09(a)(b)(c)	5,150	1

		1,775,331

Banks — 0.0%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(f)	EUR 100	113,890
Banco Espirito Santo SA(b)(c):
2.63%, 05/08/17	100	18,730
4.75%, 01/15/18	200	37,461
4.00%, 01/21/19	100	18,731

		188,812

Building Products — 0.2%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(d)	USD 35	33,994
CPG Merger Sub LLC, 8.00%, 10/01/21(d)	446	444,528
Masonite International Corp., 5.38%, 02/01/28(d)	198	209,633
Standard Industries, Inc.(d):
5.50%, 02/15/23	4	4,090

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
6.00%, 10/15/25	USD	238	$249,007

			941,252

Capital Markets — 0.0%
LABL Escrow Issuer LLC, 6.75%, 07/15/26(d)		243	249,075

Chemicals — 0.4%
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		1,030	1,045,450
Blue Cube Spinco LLC:
9.75%, 10/15/23		313	340,388
10.00%, 10/15/25		355	395,825
GCP Applied Technologies, Inc., 5.50%, 04/15/26(d)		134	138,020
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	113,503
OCI NV, 3.13%, 11/01/24		100	113,320
PQ Corp., 5.75%, 12/15/25(d)	USD	507	531,082

			2,677,588

Commercial Services & Supplies — 0.3%
ADT Security Corp., 4.88%, 07/15/32(d)		583	507,210
Core & Main LP, 6.13%, 08/15/25(d)		473	483,643
GFL Environmental, Inc.(d):
7.00%, 06/01/26		300	305,250
8.50%, 05/01/27		344	366,121
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	113,192
United Rentals North America, Inc.:
5.88%, 09/15/26	USD	46	49,220
5.25%, 01/15/30		2	2,125

			1,826,761

Communications Equipment — 0.3%
ViaSat, Inc., 5.63%, 04/15/27(d)		558	594,967
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25		92	94,645
5.75%, 01/15/27(d)		1,187	1,210,740

			1,900,352

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 8.50%, 07/15/25(d)		248	241,800
SRS Distribution, Inc., 8.25%, 07/01/26(d)		258	263,160

			504,960

Construction Materials — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(d)		266	266,333

Security		Par (000)	Value

Construction Materials (continued)
Core & Main Holdings LP, (8.63% Cash or 9.38% PIK), 8.63%, 09/15/24(d)(e)	USD	336	$346,920
HD Supply, Inc., 5.38%, 10/15/26(d)		449	475,940
Williams Scotsman International, Inc., 6.88%, 08/15/23(d)		531	557,905

			1,647,098

Consumer Finance — 0.5%
Mulhacen Pte Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 08/01/23(e)	EUR	100	89,934
Navient Corp.:
7.25%, 09/25/23	USD	5	5,550
6.13%, 03/25/24		96	102,480
5.88%, 10/25/24		180	191,700
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26(d)	EUR	855	1,023,167
4.50%, 05/15/26		100	119,669
Springleaf Finance Corp., 5.38%, 11/15/29	USD	114	117,420
Verscend Escrow Corp., 9.75%, 08/15/26(d)		977	1,050,275

			2,700,195

Containers & Packaging — 0.5%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(d)(e)		541	539,079
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 08/15/26(d)		200	203,000
4.75%, 07/15/27	GBP	100	135,189
OI European Group BV, 2.88%, 02/15/25	EUR	100	112,267
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(d)	USD	223	230,805
Trivium Packaging Finance BV(d):
5.50%, 08/15/26		748	785,411
8.50%, 08/15/27		1,154	1,254,975

			3,260,726

Diversified Consumer Services — 0.2%
APX Group, Inc.:
8.75%, 12/01/20		215	210,431
7.88%, 12/01/22		216	214,650
Ascend Learning LLC, 6.88%, 08/01/25(d)		558	586,173

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26(d)	USD	264	$275,753

			1,287,007

Diversified Financial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(d)		800	846,000
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	129,976
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(d)	USD	200	211,000
Intrum AB, 2.75%, 07/15/22	EUR	50	55,710
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(e)		100	113,859
Murphy Oil USA, Inc., 4.75%, 09/15/29	USD	119	125,652
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)		587	604,610
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	112,108

			2,198,915

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.:
5.63%, 04/01/25	USD	170	179,562
Series P, 7.60%, 09/15/39		181	186,430
Series U, 7.65%, 03/15/42		443	456,232
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	100	117,435
4.00%, 09/19/29		100	112,569
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	58	64,235
6.00%, 09/30/34		479	512,461
7.20%, 07/18/36		14	16,388
7.72%, 06/04/38		51	62,571
Telecom Italia SpA:
5.30%, 05/30/24(d)		514	552,689
2.75%, 04/15/25	EUR	100	115,247

			2,375,819

Electric Utilities — 0.1%
NextEra Energy Operating Partners LP(d):
4.25%, 07/15/24	USD	393	403,737

Security	Par (000)		Value

Electric Utilities (continued)
4.50%, 09/15/27	USD	84	$85,680

			489,417

Electrical Equipment — 0.4%
Vertiv Group Corp., 10.00%, 06/30/24(a)		2,314	2,325,570

Electronic Equipment, Instruments & Components — 0.1%
Vertiv Group Corp., 9.25%, 10/15/24(d)		618	607,185

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(d)		107	110,168
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(d)		167	167,018
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		344	353,460
6.88%, 09/01/27(d)		362	370,254

			1,000,900

Environmental, Maintenance, & Security Service — 0.1%
Tervita Corp., 7.63%, 12/01/21(d)		380	379,958

Equity Real Estate Investment Trusts (REITs) — 0.4%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
5.75%, 05/15/26(d)		128	133,440
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		90	98,778
5.38%, 04/15/26		80	88,155
Iron Mountain, Inc., 4.88%, 09/15/27(d)		302	310,305
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
4.50%, 09/01/26		139	146,297
4.50%, 01/15/28		520	543,400
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		329	345,029
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(d)		742	764,260

			2,429,664

Food & Staples Retailing — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(d):
4.63%, 01/15/27		284	280,479
5.88%, 02/15/28		389	406,991

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Food & Staples Retailing (continued)
Post Holdings, Inc., 5.50%, 12/15/29(d)	USD	2	$2,095

			689,565

Food Products — 0.4%
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)		479	453,852
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(d)		118	129,911
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d):
6.50%, 04/15/29		755	836,162
5.50%, 01/15/30		294	313,478
Performance Food Group, Inc., 5.50%, 10/15/27(d)		201	213,563
Simmons Foods, Inc., 7.75%, 01/15/24(d)		174	187,050

			2,134,016

Health Care Equipment & Supplies — 0.5%
Avantor, Inc.(d):
6.00%, 10/01/24		1,111	1,190,159
9.00%, 10/01/25		266	295,925
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(d)		1,654	1,629,190

			3,115,274

Health Care Providers & Services — 1.5%
AHP Health Partners, Inc., 9.75%, 07/15/26(d)		200	215,000
Centene Corp.(d)(g):
4.25%, 12/15/27		533	548,324
4.63%, 12/15/29		1,287	1,349,741
CHS/Community Health Systems, Inc.(d):
8.63%, 01/15/24		628	646,840
8.00%, 03/15/26		288	287,640
Eagle Holding Co. II LLC, (7.75% Cash or 8.50% PIK), 7.75%, 05/15/22(d)(e)		262	266,258
Encompass Health Corp., 5.75%, 11/01/24		69	69,949
Envision Healthcare Crop., 8.75%, 10/15/26(d)		262	106,765
HCA, Inc.:
5.38%, 09/01/26		80	88,600
5.63%, 09/01/28		616	696,080
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		461	418,357
NVA Holdings, Inc., 6.88%, 04/01/26(d)		65	70,200
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(d)(e)		431	357,622
Sotera Health Holdings LLC, 6.50%, 05/15/23(d)		106	109,445

Security	Par (000)		Value

Health Care Providers & Services (continued)
Surgery Center Holdings Inc., 10.00%, 04/15/27(d)	USD	193	$202,650
Team Health Holdings, Inc., 6.38%, 02/01/25(d)		144	76,320
Tenet Healthcare Corp.:
8.13%, 04/01/22		1,183	1,292,427
4.88%, 01/01/26(d)		1,052	1,092,765
5.13%, 11/01/27(d)		642	670,890
WellCare Health Plans, Inc., 5.38%, 08/15/26(d)		117	124,605

			8,690,478

Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)		229	236,443
IQVIA, Inc., 5.00%, 05/15/27(d)		535	561,750

			798,193

Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC/New Red Finance, Inc., 4.38%, 01/15/28(d)		218	218,817
Cedar Fair LP, 5.25%, 07/15/29(d)		176	187,880
Golden Nugget, Inc., 6.75%, 10/15/24(d)		991	1,023,207
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		684	726,750
Lions Gate Capital Holdings LLC(d):
6.38%, 02/01/24		26	25,285
5.88%, 11/01/24		53	51,024
MGM Resorts International, 5.75%, 06/15/25		110	122,788
Sabre GLBL, Inc., 5.25%, 11/15/23(d)		221	226,525
Scientific Games International, Inc.(d):
5.00%, 10/15/25		211	220,396
8.25%, 03/15/26		897	971,092
7.00%, 05/15/28		196	204,330
7.25%, 11/15/29		193	201,685
Station Casinos LLC, 5.00%, 10/01/25(d)		99	100,485
Stonegate Pub Co. Financing PLC(3 mo. LIBOR GBP + 4.38%), 5.16%, 03/15/22(h)	GBP	100	129,673
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32		100	164,298
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(d)	USD	165	172,013
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(d)		262	277,392
Yum! Brands, Inc.:
4.75%, 01/15/30(d)		285	294,975

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
5.35%, 11/01/43	USD	14	$13,755

			5,332,370

Household Durables — 0.1%
Algeco Global Finance PLC, 8.00%, 02/15/23(d)		300	293,250
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(d)		7	7,105
Lennar Corp., 5.25%, 06/01/26		143	156,228
Tempur Sealy International, Inc., 5.50%, 06/15/26		2	2,100

			458,683

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.:
5.38%, 01/15/23		588	596,085
5.75%, 01/15/25		31	31,465
5.25%, 06/01/26(d)		226	236,199
Clearway Energy Operating LLC:
5.38%, 08/15/24		222	227,550
5.75%, 10/15/25		149	156,450
NRG Energy, Inc.:
6.63%, 01/15/27		326	352,895
5.75%, 01/15/28		2	2,160
5.25%, 06/15/29(d)		420	450,156
TerraForm Power Operating LLC(d):
5.00%, 01/31/28		89	92,505
4.75%, 01/15/30		236	237,168

			2,382,633

Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(d)		705	745,537
Assicurazioni Generali SpA(3 mo. EURIBOR + 5.35%), 5.50%, 10/27/47(f)	EUR	100	132,602
HUB International Ltd., 7.00%, 05/01/26(d)	USD	826	846,650

			1,724,789

Interactive Media & Services — 0.2%
Netflix, Inc.:
4.88%, 04/15/28		213	218,171
5.88%, 11/15/28		36	39,330
3.88%, 11/15/29	EUR	149	171,556
3.63%, 06/15/30		100	111,554
4.88%, 06/15/30(d)	USD	364	366,730
Uber Technologies, Inc.(d):
7.50%, 11/01/23		241	248,230

Security		Par (000)	Value

Interactive Media & Services (continued)
7.50%, 09/15/27	USD	255	$252,769

			1,408,340

IT Services — 0.4%
Banff Merger Sub, Inc., 9.75%, 09/01/26(d)		1,525	1,429,306
Camelot Finance SA, 4.50%, 11/01/26(d)		487	496,230
Harland Clarke Holdings Corp., 8.38%, 08/15/22(d)		712	534,000
Xerox Corp., 4.80%, 03/01/35		181	162,900

			2,622,436

Leisure Products — 0.0%
Mattel, Inc., 5.88%, 12/15/27(d)		152	153,915

Machinery — 0.2%
Colfax Corp., 6.38%, 02/15/26(d)		226	244,080
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	106,610
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)	USD	205	210,638
SPX FLOW, Inc., 5.88%, 08/15/26(d)		209	219,711
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)		699	660,555

			1,441,594

Media — 3.2%
Altice Financing SA(d):
6.63%, 02/15/23		1,051	1,074,647
7.50%, 05/15/26		408	433,990
Altice France SA:
7.38%, 05/01/26(d)		1,139	1,215,882
5.88%, 02/01/27	EUR	100	122,586
8.13%, 02/01/27(d)	USD	534	591,405
5.50%, 01/15/28(d)		726	733,260
Altice Luxembourg SA:
7.63%, 02/15/25(d)		530	551,862
8.00%, 05/15/27	EUR	100	122,096
10.50%, 05/15/27(d)	USD	1,361	1,543,374
AMC Networks, Inc., 4.75%, 08/01/25		121	120,093
CCO Holdings LLC/CCO Holdings Capital Corp.(d):
5.13%, 05/01/27		890	943,400
5.00%, 02/01/28		84	88,410
5.38%, 06/01/29		956	1,024,115
4.75%, 03/01/30		545	559,987
Clear Channel Worldwide Holdings, Inc.(d):
9.25%, 02/15/24		807	888,951
5.13%, 08/15/27		1,341	1,394,640
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(d)		1,065	1,092,956

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
CSC Holdings LLC:
5.25%, 06/01/24	USD	344	$369,800
10.88%, 10/15/25(d)		1,357	1,526,625
5.75%, 01/15/30(d)		544	573,240
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(d)		368	373,520
DISH DBS Corp., 5.88%, 07/15/22		674	704,330
eircom Finance DAC, 3.50%, 05/15/26	EUR	100	115,030
Entertainment One Ltd., 4.63%, 07/15/26	GBP	100	140,063
Hughes Satellite Systems Corp., 5.25%, 08/01/26	USD	105	113,925
iHeartCommunications, Inc.:
6.38%, 05/01/26		124	133,428
5.25%, 08/15/27(d)		15	15,412
4.75%, 01/15/28(d)		122	122,769
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(d)		200	206,250
Live Nation Entertainment, Inc., 4.75%, 10/15/27(d)		33	33,990
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)		252	254,520
SES SA(5 year EUR Swap + 5.40%), 5.63%(f)(i)	EUR	100	122,713
Sirius XM Radio, Inc., 5.50%, 07/01/29(d)	USD	198	212,602
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(d)(g)		235	238,819
Univision Communications, Inc.(d):
5.13%, 05/15/23		22	21,698
5.13%, 02/15/25		166	159,982
Virgin Media Finance PLC, 5.75%, 01/15/25(d)		456	469,680
Virgin Media Secured Finance PLC, 4.88%, 01/15/27	GBP	100	131,917
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	90	102,241
Ziggo Bond Co. BV, 6.00%, 01/15/27(d)	USD	309	324,143
Ziggo BV(d):
5.50%, 01/15/27		188	199,054
4.88%, 01/15/30		200	205,000

			19,372,405

Metals & Mining — 0.7%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)		317	326,954
Constellium SE(d):
6.63%, 03/01/25		300	312,006
5.88%, 02/15/26		1,176	1,225,245
Freeport-McMoRan, Inc., 5.45%, 03/15/43		1,397	1,341,120

Security	Par (000)		Value

Metals & Mining (continued)
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)	USD	309	$308,404
Kaiser Aluminum Corp., 4.63%, 03/01/28(d)		100	102,640
Novelis Corp., 5.88%, 09/30/26(d)		251	262,922
thyssenkrupp AG, 2.88%, 02/22/24	EUR	64	71,874

			3,951,165

Multiline Retail — 0.0%
Dufry One BV, 2.00%, 02/15/27		100	110,284

Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp., 5.38%, 11/01/21	USD	117	108,079
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(d)		324	311,040
Callon Petroleum Co., Series WI, 6.38%, 07/01/26		42	39,165
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		129	124,162
8.25%, 07/15/25		281	275,380
Cheniere Energy Partners LP:
5.63%, 10/01/26		283	297,852
4.50%, 10/01/29(d)		450	452,385
Series WI, 5.25%, 10/01/25		12	12,360
Chesapeake Energy Corp.:
4.88%, 04/15/22		430	301,000
5.75%, 03/15/23		72	43,740
7.00%, 10/01/24		142	72,420
CNX Resources Corp., 5.88%, 04/15/22		374	362,780
Comstock Resources, Inc., 9.75%, 08/15/26		97	80,025
CONSOL Energy, Inc., 11.00%, 11/15/25(d)		555	471,750
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(d)		221	171,275
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(d)		365	352,216
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		625	617,578
DCP Midstream Operating LP:
5.38%, 07/15/25		22	23,430
5.13%, 05/15/29		118	119,770
6.45%, 11/03/36(d)		250	260,000
6.75%, 09/15/37(d)		226	232,780
eG Global Finance PLC:
6.75%, 02/07/25(d)		303	299,212
6.25%, 10/30/25	EUR	142	164,028
Endeavor Energy Resources LP/EER Finance, Inc.(d):
5.50%, 01/30/26	USD	368	376,280
5.75%, 01/30/28		338	353,771

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP:
4.40%, 04/01/24	USD	136	$125,120
4.85%, 07/15/26		42	37,130
5.60%, 04/01/44		249	174,300
5.05%, 04/01/45		157	106,760
5.45%, 06/01/47		5	3,500
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		397	179,642
5.63%, 02/01/26		133	61,180
Matador Resources Co., 5.88%, 09/15/26		361	356,495
MEG Energy Corp.(d):
6.38%, 01/30/23		147	144,060
7.00%, 03/31/24		73	71,586
6.50%, 01/15/25		600	623,664
Murphy Oil Corp.:
5.75%, 08/15/25		105	107,492
5.88%, 12/01/27		100	100,521
Nabors Industries, Inc., 4.63%, 09/15/21		447	424,650
Neptune Energy Bondco PLC, 6.63%, 05/15/25(d)		200	199,260
NGPL PipeCo LLC, 7.77%, 12/15/37(d)		186	237,645
Noble Holding International Ltd., 7.75%, 01/15/24		20	10,200
NuStar Logistics LP, 6.00%, 06/01/26		124	132,680
Parsley Energy LLC/Parsley Finance Corp.(d):
6.25%, 06/01/24		132	136,950
5.63%, 10/15/27		477	493,099
PDC Energy, Inc.:
6.13%, 09/15/24		66	65,670
5.75%, 05/15/26		9	8,496
QEP Resources, Inc.:
5.38%, 10/01/22		675	659,812
5.25%, 05/01/23		165	156,750
5.63%, 03/01/26		117	106,172
Range Resources Corp.:
5.88%, 07/01/22		181	174,212
5.00%, 08/15/22		80	75,800
Rowan Cos., Inc., 4.88%, 06/01/22		599	368,385
SM Energy Co.:
6.13%, 11/15/22		101	98,475
5.00%, 01/15/24		453	416,760
5.63%, 06/01/25		29	26,390
6.75%, 09/15/26		44	40,040
6.63%, 01/15/27		39	35,490
Southwestern Energy Co.:
6.20%, 01/23/25		195	169,654
7.75%, 10/01/27		71	61,681
SRC Energy, Inc., 6.25%, 12/01/25		29	28,348
Sunoco LP/Sunoco Finance Corp., :
5.50%, 02/15/26		57	58,924
5.88%, 03/15/28		151	158,550

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d):
5.50%, 09/15/24	USD	62	$60,372
5.50%, 01/15/28		40	37,001
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		75	77,055
5.38%, 02/01/27		17	17,298
6.50%, 07/15/27(d)		165	175,983
6.88%, 01/15/29(d)		368	397,440
5.50%, 03/01/30(d)		255	255,714
Transocean, Inc.:
8.38%, 12/15/21		99	100,361
9.00%, 07/15/23(d)		558	569,327
Viper Energy Partners LP, 5.38%, 11/01/27(d)		88	91,516
WPX Energy, Inc., 8.25%, 08/01/23		261	293,051

			14,433,139

Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,955

Pharmaceuticals — 0.4%
Bausch Health Americas, Inc., 8.50%, 01/31/27(d)		173	195,922
Bausch Health Cos., Inc.:
4.50%, 05/15/23	EUR	340	379,295
6.13%, 04/15/25(d)	USD	3	3,120
9.00%, 12/15/25(d)		382	430,705
7.00%, 01/15/28(d)		337	369,236
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(d)		251	260,412
Charles River Laboratories International, Inc., 4.25%, 05/01/28(d)		103	103,773
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(d)(e)		114	115,425
Elanco Animal Health, Inc., 4.90%, 08/28/28		236	255,190
MEDNAX, Inc., 5.25%, 12/01/23(d)		122	124,745
Nidda Healthcare Holding GmbH, Series NOV, 3.50%, 09/30/24	EUR	100	112,934
Rossini Sarl, 6.75%, 10/30/25		168	205,695
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23		100	115,105

			2,671,557

Professional Services — 0.2%
ASGN, Inc., 4.63%, 05/15/28(d)	USD	231	232,155
Dun & Bradstreet Corp.(d):
6.88%, 08/15/26		410	446,900

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Professional Services (continued)
10.25%, 02/15/27	USD	600	$669,000

			1,348,055

Real Estate Management & Development — 0.1%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)		218	226,539
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	51	75,633

			302,172

Road & Rail — 0.2%
Herc Holdings, Inc., 5.50%, 07/15/27(d)	USD	274	286,672
Hertz Corp.(d):
7.63%, 06/01/22		133	138,320
6.00%, 01/15/28		235	233,557
United Rentals North America, Inc.:
5.50%, 07/15/25		2	2,083
5.50%, 05/15/27		324	345,870

			1,006,502

Semiconductors & Semiconductor Equipment — 0.0%
Sensata Technologies BV, 5.00%, 10/01/25(d)		47	50,878

Software — 0.9%
CDK Global, Inc., 5.25%, 05/15/29(d)		105	111,316
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(d)		287	308,884
Infor US, Inc., 6.50%, 05/15/22		861	877,187
MSCI, Inc., 4.00%, 11/15/29(d)		58	58,290
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(d)		142	143,332
RP Crown Parent LLC, 7.38%, 10/15/24(d)		602	623,070
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		981	1,021,466
SS&C Technologies, Inc., 5.50%, 09/30/27(d)		1,067	1,141,637
TIBCO Software, Inc., 11.38%, 12/01/21(d)		871	899,307

			5,184,489

Specialty Retail — 0.1%
IAA, Inc., 5.50%, 06/15/27(d)		367	385,939
PetSmart, Inc., 7.13%, 03/15/23(d)		115	103,500

Security	Par (000)		Value

Specialty Retail (continued)
Staples, Inc., 7.50%, 04/15/26(d)	USD	114	$119,273

			608,712

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.(d):
5.75%, 09/01/27		92	95,280
6.13%, 09/01/29		208	219,440
Western Digital Corp., 4.75%, 02/15/26		306	315,180

			629,900

Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage Holdings, Inc.(d):
8.13%, 07/15/23		174	186,180
9.13%, 07/15/26		139	153,595

			339,775

Utilities — 0.0%
Vistra Operations Co. LLC, 5.63%, 02/15/27(d)		99	103,970

Wireless Telecommunication Services — 0.5%
Sprint Capital Corp.:
6.88%, 11/15/28		187	199,392
8.75%, 03/15/32		393	468,652
Sprint Corp.:
7.88%, 09/15/23		424	466,135
7.13%, 06/15/24		117	126,068
7.63%, 02/15/25		89	97,482
7.63%, 03/01/26		58	63,290
VICI Properties LP/VICI Note Co., Inc.(d):
4.25%, 12/01/26		962	981,240
4.63%, 12/01/29		683	704,275

			3,106,534

Total Corporate Bonds — 20.8% (Cost — $131,557,799)			124,542,847

Floating Rate Loan Interests(h) — 118.9%

Aerospace & Defense — 2.5%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, 04/06/26(j)		2,195	2,201,610
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.46%, 12/06/25(a)		1,365	1,374,923
Bleriot US Bidco, Inc., Term Loan B, (3 mo. LIBOR + 4.75%), 6.61%, 10/31/26		1,307	1,311,497

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, 04/06/26(j)	USD	4,083	$4,094,994
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 7.88%, 04/09/26(a)		788	782,130
TransDigm, Inc.:
2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.20%, 06/09/23		4,514	4,514,321
2018 Term Loan G, 08/22/24(j)		549	548,596

			14,828,071

Air Freight & Logistics — 0.9%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 1.75%), 3.47%, 01/15/25		1,980	1,987,269
WestJet Airlines Ltd., Term Loan B, 08/07/26(j)		3,671	3,689,869

			5,677,138

Airlines — 0.9%
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 6.39%, 02/05/24		1,772	1,777,158
American Airlines, Inc.:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 3.77%, 12/14/23		2,125	2,124,674
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 3.70%, 04/28/23		1,257	1,256,722

			5,158,554

Auto Components — 2.3%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 04/30/26		7,572	7,567,305
USI, Inc.(j):
2017 Repriced Term Loan, 05/16/24		4,450	4,389,616
2019 Incremental Term Loan B, 12/02/26		253	252,578

Security	Par (000)		Value

Auto Components (continued)
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 02/05/26	USD	1,689	$1,694,256

			13,903,755

Banks — 0.7%
Capri Finance LLC, 2017 1st Lien Term Loan, 11/01/24(j)		4,074	3,971,290

Building Materials — 1.0%
Allied Universal Holdco LLC, 2019 Term Loan B, (6 mo. LIBOR + 4.25%), 6.51%, 07/10/26		5,808	5,782,424

			5,782,424

Building Products — 1.0%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24		1,425	1,406,531
LSF10 XL Bidco SCA, EUR Term Loan B3, (EURIBOR + 4.00%), 4.00%, 10/31/26	EUR	1,000	1,069,782
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.36%, 12/19/23	USD	3,800	3,755,818

			6,232,131

Capital Markets — 2.3%
Duff & Phelps Corp., 2017 Term Loan B, 02/13/25(j)		4,024	3,968,041
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 12/27/22		1,250	1,253,052
Greenhill & Co., Inc., Term Loan B, 04/12/24(a)(j)		1,763	1,701,102
Jefferies Finance LLC, 2019 Term Loan, (3 mo. LIBOR + 3.75%), 5.56%, 06/03/26		1,548	1,531,354
RPI Finance Trust, Term Loan B6, (1 mo. LIBOR + 2.00%), 3.70%, 03/27/23		1,933	1,943,998
Travelport Finance (Luxembourg) Sarl:
2019 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%), 11.10%, 05/28/27(a)		1,370	1,150,800

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)
2019 Term Loan, (3 mo. LIBOR + 5.00%), 7.10%, 05/29/26	USD	2,170	$1,974,668

			13,523,015

Chemicals — 4.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 01/31/24		3,856	3,806,532
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.85%, 06/01/24		968	968,385
Charter NEX US Holdings, Inc., 2017 Term Loan B, 05/16/24(j)		3,435	3,391,832
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 05/16/24		873	872,629
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.46%, 04/03/25		1,148	1,086,808
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.60%, 06/28/24		648	647,153
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 11/07/24		1,286	1,288,124
Invictus US LLC:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.93%, 03/28/25		1,902	1,878,953
2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 8.68%, 03/30/26		390	361,401
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 4.60%, 03/01/26		3,336	3,342,905
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.96%, 05/15/24		928	915,504
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.56%, 10/14/24		2,431	2,429,859
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.97%, 12/15/25		997	919,701
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 4.43%, 02/08/25		2,197	2,201,393

Security	Par (000)		Value

Chemicals (continued)
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.88%, 08/07/20	USD	526	$523,728

			24,634,907

Commercial Services & Supplies — 5.1%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.85%, 11/10/23		1,852	1,855,009
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.20%, 08/04/25		2,164	2,179,559
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 4.70%, 08/04/22		1,503	1,505,031
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 4.70%, 11/03/23		1,638	1,638,789
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 4.70%, 11/03/24		1,940	1,941,604
Creative Artists Agency LLC, 2019 Term Loan B, 11/27/26(j)		3,980	3,978,328
Diamond (BC) BV, Term Loan, 09/06/24(j)		2,906	2,756,675
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.85%, 05/09/25		483	453,108
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/30/25		1,800	1,779,643
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.85%, 11/03/23		550	417,162
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 4.00%, 09/19/26		728	731,982
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.03%, 09/23/26		1,870	1,848,919
US Ecology, Inc., Term Loan B, 08/14/26(a)(j)		468	470,925
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.20%, 08/27/25		6,139	6,143,386
West Corp.:
2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.93%, 10/10/24		2,147	1,731,072

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 10/10/24	USD	1,422	$1,126,935

			30,558,127

Communications Equipment — 0.5%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 11/21/24		1,873	1,886,120
Ciena Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.72%, 09/26/25		1,262	1,264,783

			3,150,903

Construction & Engineering — 1.2%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.18%, 06/21/24		3,296	3,222,689
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 5.51%, 04/12/25		530	522,354
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 05/23/25		2,296	2,253,041
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.95%, 12/08/23		1,020	1,006,234

			7,004,318

Construction Materials — 2.4%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 3.70%, 01/15/27		3,773	3,764,865
Core & Main LP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.88%, 08/01/24		4,855	4,784,766
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 03/29/25		3,579	3,584,132
Forterra Finance LLC, 2017 Term Loan B, 10/25/23(j)		955	917,201
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 08/13/25(a)		688	690,654
Tamko Building Products, Inc., Term Loan B, (3 mo. LIBOR + 3.25%), 4.95%, 06/01/26(a)		838	841,533

			14,583,151

Containers & Packaging — 2.5%
Berry Global, Inc.:
Term Loan W, (3 mo. LIBOR + 2.00%), 3.76%, 10/01/22		5,590	5,605,746

Security	Par (000)		Value

Containers & Packaging (continued)
USD Term Loan U, (1 mo. LIBOR + 2.50%), 4.26%, 07/01/26	USD	2,823	$2,834,386
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.23%, 04/03/24		2,594	2,541,164
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 12/29/23		3,050	2,955,715
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 07/31/26		959	938,621

			14,875,632

Distributors — 0.4%
TriMark USA LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50%), 5.70%, 08/28/24		3,312	2,639,892

Diversified Consumer Services — 3.9%
Ascend Learning LLC, 2017 Term Loan B, 07/12/24(j)		1,211	1,210,500
BidFair MergerRight, Inc., Term Loan B, 01/15/27(j)		2,860	2,781,771
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 11/07/23		2,039	2,040,630
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 07/12/25		1,987	1,912,478
J.D. Power and Associates, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 09/07/23		1,935	1,935,134
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.02%, 05/15/24		1,132	1,132,439
Serta Simmons Bedding LLC, 1.00% Floor):
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 5.27%, 11/08/23		1,113	649,076
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 9.72%, 11/08/24		115	32,803
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.25%, 11/14/22		5,539	5,400,374
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 03/19/26		2,650	2,654,490

11

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services (continued)
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 07/13/23	USD	3,982	$3,879,790

			23,629,485

Diversified Financial Services — 4.3%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 6.70%, 07/31/26		2,330	2,212,778
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/04/24		5,067	5,086,859
Allsup’s Convenience Stores, Inc., Term Loan, 11/18/24(a)(j)		1,241	1,206,641
Connect Finco Sarl, Term Loan B, 09/23/26(j)		11,764	11,702,239
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.28%, 08/08/25(a)		410	387,574
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.10%, 02/07/25		1,349	1,311,652
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 07/03/24		1,509	1,507,467
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 09/06/25		627	533,139
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.70%, 07/30/25		1,239	1,227,397
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 07/27/26(a)		697	699,614

			25,875,360

Diversified Telecommunication Services — 2.0%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 01/31/25		1,896	1,894,568
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/16/24		1,338	1,335,281
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 10/17/26		1,303	1,315,222
Level 3 Financing, Inc., 2019 Term Loan B, 03/01/27(j)		1,676	1,675,321
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 11/15/24		1,805	1,797,754

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.02%, 08/15/26	USD	1,568	$1,566,624
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 4.61%, 11/17/23		660	660,214
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR—GBP + 3.25%), 3.96%, 01/15/27	GBP	1,400	1,804,518

			12,049,502

Electric Utilities — 0.3%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(a)(b)(c)	USD	2,375	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 3.52%, 12/31/25		1,554	1,557,905

			1,557,905

Electrical Equipment — 1.0%
Dell International LLC, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 09/19/25		1,965	1,974,724
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/01/24		4,259	4,244,290

			6,219,014

Energy Equipment & Services — 0.5%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 02/12/25(a)		2,062	2,010,315
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.45%, 11/08/22(a)		770	739,200

			2,749,515

Equity Real Estate Investment Trusts (REITs) — 1.9%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.01%, 08/10/26(a)		1,853	1,853,000
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 01/02/26(a)		1,338	1,327,563
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 03/21/25		3,000	3,006,355

12

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 3.72%, 12/20/24	USD	5,209	$5,224,613

			11,411,531

Food & Staples Retailing — 1.6%
Albertsons LLC:
2019 Term Loan B7, (1 mo. LIBOR + 2.75%), 4.45%, 11/17/25		509	511,868
2019 Term Loan B8, (1 mo. LIBOR + 2.75%), 4.45%, 08/17/26		13	13,259
BCPE Empire Holdings, Inc.:
2019 Delayed Draw Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 06/11/26		240	30,223
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.70%, 06/11/26		1,220	1,208,917
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 05/23/25		1,549	1,443,940
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 5.39%, 05/23/25		693	641,538
US Foods, Inc.:
2016 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 06/27/23		3,049	3,051,912
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/13/26		2,944	2,948,416

			9,850,073

Food Products — 2.4%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.51%, 10/01/25		684	684,400
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 10/10/23		4,120	4,064,065
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 05/01/26		2,534	2,544,022
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.45%, 02/05/23		7,107	7,116,852

			14,409,339

Gas Utilities — 0.1%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.60%, 07/31/25		678	656,113

Health Care Equipment & Supplies — 1.8%
Immucor, Inc., Extended Term Loan B, 06/15/21(j)		5,311	5,276,560

Security	Par (000)		Value

Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.31%, 06/30/25	USD	5,391	$5,314,501

			10,591,061

Health Care Providers & Services — 6.7%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 06/30/25		848	848,619
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 06/07/23		3,058	3,061,584
Concentra, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.50%), 4.54%, 06/01/22		910	909,772
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 06/06/25		922	899,610
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.21%, 12/20/24		969	843,239
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.42%, 10/10/25		2,600	2,037,904
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 6.63%, 03/05/26(a)		730	700,963
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.50%, 07/02/25		2,712	2,720,550
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 6.20%, 08/06/26		1,460	1,432,012
HCA, Inc., Term Loan B12, (1 mo. LIBOR + 1.75%), 3.45%, 03/13/25		951	954,223
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 06/07/23		2,821	2,694,575
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 10/20/22		2,883	2,320,435
NVA Holdings, Inc., Term Loan B3, (PRIME + 1.75%), 6.50%, 02/02/25		2,239	2,237,053
Sotera Health Holdings LLC:
2017 Term Loan, 05/15/22(j)		3,947	3,920,833
2019 Incremental Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.43%, 05/15/22		1,351	1,344,983
2019 Term Loan, 11/20/26(a)(j)		11,283	11,254,650

13

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 02/06/24	USD	1,103	$774,367
Vizient, Inc., 2019 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.45%, 05/06/26		988	988,635

			39,944,007

Health Care Services — 0.7%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 07/24/26		2,074	2,063,257
WP CityMD Bidco LLC, 2019 Term Loan B, 08/13/26(j)		2,209	2,186,910

			4,250,167

Health Care Technology — 1.9%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.40%, 02/11/26		5,816	5,803,203
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.20%, 03/01/24		4,125	4,121,971
GoodRx, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 4.50%, 10/10/25		1,069	1,066,706
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.10%, 03/07/24		279	280,317

			11,272,197

Hotels, Restaurants & Leisure — 7.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 3.45%, 11/19/26		3,865	3,863,252
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 5.46%, 02/02/26(a)		502	504,555
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 3.72%, 10/19/24		1,085	1,088,374
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 3.85%, 09/15/23		1,860	1,862,470
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 12/23/24		4,052	4,018,539
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 08/08/21		608	607,439
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.70%, 11/30/23		2,902	2,914,688

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget LLC, 2017 Incremental Term Loan B, (3 mo. LIBOR + 2.75%), 4.72%, 10/04/23	USD	1,154	$1,153,597
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 3.46%, 06/22/26		3,440	3,454,908
IRB Holding Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.19%, 02/05/25		4,297	4,295,253
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.51%, 04/03/25		883	884,786
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 10/15/25		644	646,181
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/29/24		1,441	1,403,640
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 02/22/24		1,199	1,202,130
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.45%, 08/14/24		2,267	2,255,867
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 07/10/25		6,328	6,351,994
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.21%, 06/08/23		3,310	3,314,482
Whatabrands LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 5.03%, 08/02/26		3,026	3,034,836

			42,856,991

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 01/15/25		496	496,741
Calpine Corp.:
2019 Term Loan B10, (1 mo. LIBOR + 2.50%), 4.20%, 08/12/26		1,075	1,077,741
Term Loan B9, (3 mo. LIBOR + 2.75%), 4.86%, 04/05/26		1,947	1,952,961

			3,527,443

Industrial Conglomerates — 1.7%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.93%, 11/30/23(a)		5,789	5,651,191
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (2 mo. LIBOR + 5.00%, 1.00% Floor), 6.82%, 11/28/21		1,833	1,828,395

14

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Industrial Conglomerates (continued)
Sundyne US Purchaser, Inc., Term Loan, 05/15/26(j)	USD	2,533	$2,531,041

			10,010,627

Insurance — 4.0%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 05/09/25		3,458	3,418,895
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 5.02%, 05/09/25		1,205	1,198,146
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.52%, 01/25/24		2,992	2,997,324
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 10/22/24		3,089	3,075,665
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 12/02/24		678	669,451
Hub International Ltd.:
2018 Term Loan B, (3 mo. LIBOR + 2.75%), 4.65%, 04/25/25		2,565	2,527,784
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 1,641.59% — 5.90%, 04/25/25		2,503	2,508,106
Sedgwick Claims Management Services, Inc.:
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.70%, 09/03/26		2,104	2,098,660
Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 12/31/25		5,770	5,663,321

			24,157,352

Interactive Media & Services — 0.7%
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.46%, 10/19/23		1,555	1,496,688
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.90%, 11/03/23		1,543	1,444,643
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 05/06/24		1,359	1,272,793

			4,214,124

IT Services — 2.6%
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.50%), 4.66%, 03/20/25		621	620,550

Security	Par (000)		Value

IT Services (continued)
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 10/31/26	USD	3,128	$3,137,384
Epicor Software Corp., 1st Lien Term Loan, 06/01/22(j)		3,011	3,011,189
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.29%, 11/27/24		1,072	1,077,259
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.38%, 08/01/25		1,121	695,020
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 12/01/23		1,402	1,395,123
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 3.45%, 11/16/26		3,335	3,336,664
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.95%, 05/15/26		2,245	2,251,468

			15,524,657

Leisure Products — 0.1%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.60%, 06/19/24(a)		792	764,063

Life Sciences Tools & Services — 0.7%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, 08/30/24(j)		1,530	1,510,070
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.70%, 08/30/25		75	74,578
eResearchTechnology, Inc., 2019 Term Loan, 11/20/26(j)		2,482	2,463,385

			4,048,033

Machinery — 1.6%
Clark Equipment Company, 2019 Term Loan B, 05/18/24(j)		550	549,903
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 07/30/24		2,307	2,314,029
Terex Corp., 2019 Term Loan B1, (2 mo. LIBOR + 2.75%), 4.59%, 01/31/24		387	388,344
Titan Acquisition Ltd., 2018 Term Loan B, 03/28/25(j)		5,395	5,156,019

15

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 10/23/25(a)	USD	1,166	$1,167,107

			9,575,402

Media — 8.7%
Altice Financing SA:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.47%, 01/31/26		1,357	1,321,477
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.52%, 07/15/25		255	248,306
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 5.77%, 08/14/26		2,033	2,015,668
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 3.45%, 04/30/25		3,635	3,651,168
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 08/21/26		8,351	8,373,381
CSC Holdings LLC, 2019 Term Loan B5, (2 mo. LIBOR + 2.50%), 4.33%, 04/15/27		1,585	1,585,334
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.96%, 08/24/26		1,795	1,788,825
Gray Television, Inc., 2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.28%, 01/02/26		1,584	1,588,869
iHeartCommunications, Inc., Exit Term Loan, (1 mo. LIBOR + 4.00%), 5.78%, 05/01/26		2,220	2,233,392
Intelsat Jackson Holdings SA, 2017 Term Loan B3, 11/27/23(j)		910	895,213
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.96%, 12/01/23		1,526	1,529,402
Liberty Latin America Ltd., Term Loan B, (1 mo. LIBOR + 5.00%), 6.77%, 10/22/26		1,488	1,499,532
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 03/24/25		1,745	1,698,942
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 09/13/24		2,434	2,424,892
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 2.25%), 4.01%, 08/15/26		848	853,288
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.45%, 09/18/26		1,790	1,796,712

Security		Par (000)	Value

Media (continued)
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 05/29/26	USD	1,709	$1,717,548
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.03%, 03/03/25		3,578	3,469,542
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 02/01/24		2,288	2,271,004
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 09/28/23(a)		4,338	4,311,013
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 03/15/24		816	798,133
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 4.46%, 05/18/25		3,441	3,378,973
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.27%, 04/15/25		2,578	2,572,999

			52,023,613

Metals & Mining — 0.9%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 6.41%, 07/31/25		1,679	1,424,686
Equinox Holdings, Inc., 2017 1st Lien Term Loan, 03/08/24(j)		3,919	3,904,749

			5,329,435

Multiline Retail — 0.2%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.75%, 08/04/24		916	914,009
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 7.77%, 10/25/23		394	289,982

			1,203,991

Oil & Gas Equipment & Services — 0.4%
McDermott Technology Americas, Inc.:
2018 1st Lien Term Loan, 10/21/21(j)		1,351	1,360,429
2018 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.10%, 05/09/25		1,966	941,269

			2,301,698

Oil, Gas & Consumable Fuels — 0.7%
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.08%, 12/31/21		2,002	1,157,120

16

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 09/27/24	USD	922	$841,823
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 12/13/25		1,514	1,433,375
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.10%, 02/07/25		729	708,702

			4,141,020

Personal Products — 0.5%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.35%, 10/01/26		3,250	3,259,066

Pharmaceuticals — 4.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 28 - 5.25%, 05/04/25		1,754	1,345,749
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.95%, 05/18/26		2,359	2,359,259
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.00%, 04/29/24		1,836	1,688,035
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 3.77%, 11/15/27		2,404	2,417,077
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.20%, 08/18/22		7,705	7,711,621
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.77%, 06/02/25		8,378	8,412,089

			23,933,830

Professional Services — 1.5%
ASGN, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 04/02/25		631	631,650
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.71%, 02/09/26		2,478	2,485,305
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 6.70%, 02/06/26		4,557	4,579,785

Security		Par (000)	Value

Professional Services (continued)
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 7.60%, 08/04/25(a)	USD	1,447	$1,392,839

			9,089,579

Real Estate Management & Development — 2.2%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 04/18/24		3,999	4,003,755
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 08/21/25		3,509	3,513,520
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/18/26		896	897,602
Forest City Enterprises LP, 2019 Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 12/08/25		2,506	2,510,774
Realogy Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.25%), 3.96%, 02/08/25		854	823,236
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 01/23/25		1,298	1,297,457

			13,046,344

Road & Rail — 0.3%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 09/29/25		880	879,687
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 06/13/23(j)		985	905,383

			1,785,070

Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 05/29/25		427	426,831
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/19/26		738	740,413

			1,167,244

Software — 17.0%
Applied Systems, Inc.:
2017 1st Lien Term Loan, 09/19/24(j)		3,753	3,736,288
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 9.10%, 09/19/25		470	477,301

17

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 4.25%), 5.95%, 10/02/25	USD	3,336	$3,206,678
Cerence, Inc., Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.78%, 10/01/24		991	929,062
Cypress Intermediate Holdings III, Inc.:
2017 1st Lien Term Loan, 04/29/24(j)		2,771	2,751,782
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 1.00% Floor), 8.45%, 04/27/25		740	738,705
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 5.34%, 05/28/24		341	285,173
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.68%, 09/30/23		1,092	1,006,553
Ellie Mae, Inc., Term Loan, (2 mo. LIBOR + 4.00%), 5.86%, 04/17/26		3,140	3,127,252
Financial & Risk US Holdings, Inc.:
2018 EUR Term Loan, (EURIBOR + 4.00%), 4.00%, 10/01/25	EUR	963	1,071,392
2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 10/01/25	USD	7,045	7,086,396
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 02/01/22		8,508	8,515,934
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 08/05/22		5,148	5,150,034
Kronos, Inc.:
2017 Term Loan B, 11/01/23(j)		7,222	7,217,198
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.16%, 11/01/24		2,510	2,532,741
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.45%, 09/30/24		4,873	4,876,448
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 11/29/24		4,740	4,532,191
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.95%, 12/01/25		887	820,167
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 05/30/25		597	584,742

Security		Par (000)	Value

Software (continued)
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 10/12/23	USD	2,655	$2,654,667
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.14%, 08/01/25		843	828,940
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 02/05/24		5,142	5,157,048
Solera LLC, Term Loan B, 03/03/23(j)		3,515	3,455,183
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.35%, 09/30/22		6,815	6,817,821
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		704	706,968
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 3.95%, 07/08/22		38	38,080
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		1,081	1,086,506
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		4,794	4,816,778
Tempo Acquisition LLC, Term Loan, 05/01/24(j)		5,297	5,297,854
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.78%, 06/30/26(a)		4,543	4,554,036
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 5.45%, 05/04/26		3,296	3,310,634
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 07/02/25		4,636	4,495,086

			101,865,638

Specialty Retail — 2.4%
Belron Finance US LLC:
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 4.44%, 11/07/26		1,163	1,165,547
Term Loan B, (3 mo. LIBOR + 2.25%), 4.14%, 11/07/24		1,461	1,464,749
Term Loan B, (3 mo. LIBOR + 2.25%), 4.15%, 11/13/25		2,034	2,038,717
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.00%, 06/28/26		944	947,424
Leslie’s Poolmart, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.34%, 08/16/23		871	814,570

18

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
MED ParentCo LP:
1st Lien Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%), 6.06%, 08/31/26	USD	379	$80,166
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.95%, 08/31/26		1,519	1,505,343
Midas Intermediate Holdco II LLC, Incremental Term Loan B, 08/18/21(j)		1,421	1,337,972
PetSmart, Inc., Term Loan B2, 03/11/22(j)		3,879	3,774,740
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.41%, 12/20/24		1,159	1,158,191

			14,287,419

Technology Hardware, Storage & Peripherals — 0.5%
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.45%, 04/29/23		2,966	2,956,893

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.35%, 08/27/26		2,996	2,996,021

Thrifts & Mortgage Finance — 0.7%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.70%, 05/23/25		4,264	4,198,552

Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 01/02/25		1,271	1,260,356
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 3.45%, 10/17/23		4,137	4,154,072

Security		Par (000)	Value

Trading Companies & Distributors (continued)
United Rentals, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 10/31/25	USD	265	$265,965

			5,680,393

Transportation — 0.2%
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.77%, 02/03/25		982	936,334

Utilities — 0.3%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.91%, 11/28/24		2,188	2,100,543

Wireless Telecommunication Services — 0.8%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 03/22/24		1,467	1,296,587
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 10.85%, 12/07/20(e)		638	377,960
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.46%, 04/11/25		3,413	3,412,276

			5,086,823

Total Floating Rate Loan Interests — 118.9% (Cost — $719,613,179)			713,056,775

		Shares

Investment Companies — 5.0%

Diversified Financial Services — 5.0%
Invesco Senior Loan ETF		1,338,368	30,059,745

Total Investment Companies — 5.0% (Cost — $30,306,536)			30,059,745

		Beneficial Interest (000)

Other Interests(k) — 0.0%

IT Services — 0.0%
Millennium Corp.(a)(b)	USD	1,156	—
Millennium Lender Claims (a)(b)		1,084	—

Total Other Interests — 0.0% (Cost — $—)			—

19

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Preferred Securities

Capital Trusts — 1.3%

Banks(i) — 0.3%
Banco de Sabadell SA, 6.50%(f)	EUR	200	$226,695
Bankia SA, 6.38%(f)		200	234,502
CaixaBank SA, 6.75%(f)		200	244,324
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 1.93%(h)	USD	100	76,234
ING Groep NV, 6.75%(f)		200	214,250
Wells Fargo & Co., Series U, 5.88%(f)		840	933,064

			1,929,069

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(f)(i)	EUR	100	115,138

Capital Markets — 0.0%
Goldman Sachs Group, Inc., Series P, 5.00%(f)(i)	USD	182	183,365

Diversified Financial Services(i) — 0.8%
Bank of America Corp.,(f):
Series AA, 6.10%		752	837,405
Series DD, 6.30%		155	177,475
Series X, 6.25%		350	390,187
Series Z, 6.50%		232	262,740
HBOS Capital Funding LP, 6.85%		200	203,650
HSBC Holdings PLC, 6.00%(f)		600	634,500
JPMorgan Chase & Co.,(f):
Series 1, 5.41%		52	52,159
Series FF, 5.00%		865	901,763
Series V, 5.42%		780	783,120
Royal Bank of Scotland Group PLC, 8.63%(f)		246	265,527

			4,508,526

Diversified Telecommunication Services(i) — 0.1%
Koninklijke KPN NV, 2.00%(f)	EUR	100	109,695
Telefonica Europe BV(f):
3.88%		100	118,317
4.38%		100	121,611

			349,623

Electric Utilities — 0.0%
Naturgy Finance BV, 3.38%(f)(i)		100	117,418
RWE AG, 2.75%, 04/21/75(f)		10	11,179

			128,597

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	116,791

Utilities(i) — 0.1%
Electricite de France SA(f):
3.00%		200	222,815

Security	Par (000)	Value

Utilities(i) (continued)
4.00%	100	$119,407

		342,222

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(l)	100	114,863

Total Capital Trusts — 1.3% (Cost — $7,494,297)		7,788,194

	Shares

Preferred Stock

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(f)(i)	13,550	356,636

Total Preferred Stocks — 0.1% (Cost — $338,750)		356,636

Trust Preferred

Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 7.69%, 2/15/40(f)	23,604	612,052

Total Trust Preferreds — 0.1% (Cost — $607,202)		612,052

Total Preferred Securities— 1.5% (Cost — $8,440,249)		8,756,882

Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(a)	5,283	—

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Strike Price $0.01)(a)	1	—

Total Warrants — 0.0% (Cost — $—)		—

Total Long-Term Investments — 146.4% (Cost — $902,910,051)		877,778,366

20

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(m)(n)	3,017,755	$3,017,755

Total Short-Term Securities — 0.5% (Cost — $3,017,755)		3,017,755

Security	Value

Options Purchased — 0.0% (Cost — $51,439)	$40,099

Total Investments — 146.9% (Cost — $905,979,245)	880,836,220

Liabilities in Excess of Other Assets — (46.9)%	(281,150,119)

Net Assets — 100.0%	$599,686,101

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(g)	When-issued security.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Perpetual security with no stated maturity date.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(m)	Annualized 7-day yield as of period end.
(n)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 02/28/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,616,393	(598,638)	3,017,755	$3,017,755	$24,854	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR — Euro

GBP — British Pound

USD — United States Dollar

21

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

Portfolio Abbreviations

ETF — Exchange-Traded Fund

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium-Term Note

OTC — Over-the-Counter

PIK — Payment-In-Kind

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Stoxx 50 Index	1	12/20/19	$41	$2,190
Euro Stoxx 600 Index	1	12/20/19	8	390

				$2,580

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,508,000	USD	8,258,800	Citibank N.A.	12/04/19	$14,005
GBP	1,658,000	USD	2,136,904	Barclays Bank PLC	12/04/19	7,444
GBP	213,000	USD	275,038	Morgan Stanley & Co. International PLC	12/04/19	442
USD	1,201,651	EUR	1,075,000	Citibank N.A.	12/04/19	17,145
USD	101,287	EUR	91,000	Morgan Stanley & Co. International PLC	12/04/19	1,017
USD	7,308,624	EUR	6,562,000	UBS AG	12/04/19	78,184

						118,237

EUR	417,000	USD	461,338	Morgan Stanley & Co. International PLC	12/04/19	(1,860)
USD	2,410,488	GBP	1,871,000	JPMorgan Chase Bank N.A.	12/04/19	(9,340)
USD	8,295,859	EUR	7,508,000	Citibank N.A.	02/05/20	(14,426)
USD	2,141,881	GBP	1,658,000	Barclays Bank PLC	02/05/20	(7,470)

						(33,096)

Net Unrealized Appreciation						$85,141

22

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Stoxx 50 Index	4	12/20/19	EUR	3,800.00	EUR	16	$227

Put
SPDR S&P 500 ETF Trust	195	12/31/19	USD	295.00	USD	6,129	$16,672
SPDR S&P 500 ETF Trust	200	12/31/19	USD	299.00	USD	6,286	23,200

							39,872

							$40,099

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.31.V1	5.00%	Quarterly	06/20/24	B	EUR	109	$15,013	$12,112	$2,901

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
UPC Holding BV	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	EUR	20	$(4,081)	$(4,768)	$687
UPC Holding BV	5.00	Quarterly	BNP Paribas S.A.	06/20/24	EUR	4	(842)	(1,025)	183
UPC Holding BV	5.00	Quarterly	Bank of America N.A.	06/20/24	EUR	10	(2,041)	(2,443)	402

							$(6,964)	$(8,236)	$1,272

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	10	$(1,635)	$(1,027)	$(608)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America N.A.	06/20/23	B	EUR	9	(1,513)	(1,455)	(58)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	5	(890)	(728)	(162)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	9	(1,482)	(1,294)	(188)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	9	(1,483)	(1,295)	(188)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	4	(594)	(486)	(108)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	6	(947)	(738)	(209)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	170	(3,848)	(13,661)	9,813
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	168	(75,474)	330	(75,804)

23

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	478	$(214,741)	$4,729	$(219,470)
Tesco PLC	1.00	Quarterly	Citibank N.A.	12/20/23	B+	EUR	50	840	(748)	1,588
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	5	(326)	(380)	54
Casino Guichard Perrachon SA	5.00	Quarterly	Credit Suisse International	06/20/24	B	EUR	5	(288)	(388)	100
Telecom Italia SpA	1.00	Quarterly	Goldman Sachs International	06/20/24	B+	EUR	10	(112)	(927)	815
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/24	B+	EUR	3	(28)	(86)	58
Telecom Italia SpA	1.00	Quarterly	Bank of America N.A.	06/20/24	B+	EUR	3	(28)	(85)	57
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/24	B+	EUR	3	(28)	(88)	60
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B+	EUR	10	135	(141)	276
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B+	EUR	20	272	—	272
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	B+	USD	185	(13,493)	(34,508)	21,015
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/26	B+	EUR	5	(322)	(762)	440
Virgin Media Finance PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B	EUR	10	2,327	2,530	(203)

								$(313,658)	$(51,208)	$(262,450)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

24

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$13,495	$89,920	$1,258,702		$1,362,117
Corporate Bonds	—	122,217,275	2,325,572		124,542,847
Floating Rate Loan Interests	—	667,520,384	45,536,391		713,056,775
Investment Companies	30,059,745	—	—		30,059,745
Other Interests	—	—	—	(b)	— (b)
Preferred Securities	968,688	7,788,194	—		8,756,882
Warrants	—	—	—	(b)	— (b)
Short-Term Securities	3,017,755	—	—		3,017,755
Options Purchased
Equity contracts	40,099	—	—		40,099
Unfunded Floating Rate Loan Interests(c)	—	3,180	—		3,180
Liabilities:
Unfunded Floating Rate Loan Interests(c)	—	(4,388)	—		(4,388)

	$34,099,782	$797,614,565	$49,120,665		$880,835,012

Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$38,721	$—		$38,721
Equity contracts	2,580	—	—		2,580
Forward foreign currency contracts	—	118,237	—		118,237
Liabilities:
Credit contracts	—	(296,998)	—		(296,998)
Forward foreign currency contracts	—	(33,096)	—		(33,096)

	$2,580	$(173,136)	$—		$(170,556)

(a)	See above Schedule of Investments for values in each industry.
(b)	Rounds to less than $1.
(c)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Options purchased	Other Interests		Warrants	Total
Assets:
Opening balance, as of February 28, 2019	$3,075,400	$8,149,827	$42,349,614	$—	$—	(a)	$—	$53,574,841
Transfers into Level 3(b)	—	—	2,927,108	—	—		—	2,927,108
Transfers out of Level 3(c)	—	—	(19,483,656)	—	—		—	(19,483,656)
Accrued discounts/premiums	—	7,479	13,899	—	—		—	21,378
Net realized gain (loss)	(7,838,390)	(1,581,795)	(165,695)	(5,867)	—		(30)	(9,591,777)
Net change in unrealized appreciation (depreciation)(d)	6,546,822	2,997,153	(36,709)	5,867	—		30	9,513,163
Purchases	10,655,961	2,448,686	30,844,726	—	—		—	43,949,373
Sales	(11,181,091)	(9,695,778)	(10,912,896)	—	—		—	(31,789,765)

Closing balance, as of November 30, 2019	$1,258,702	$2,325,572	$45,536,391	$—	$—	(a)	$—	$49,120,665

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019(d)	$(1,336,995)	$73,511	$(65,529)	$—	$—	(a)	$—	$(1,329,013)

(a)	Rounds to less than $1.
(b)

As of February 28, 2019, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)

As of February 28, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

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